Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Costs
Crew costs	$ 35,590	$ 35,576	$ 40,019
Technical maintenance expenses	19,504	17,591	16,030
Other operating expenses	14,637	14,586	16,314
Total	$ 69,731	$ 67,753	$ 72,363